Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The table below presents net income (loss) and the components thereto (with net interest income on an FTE basis) for 2015, 2014 and 2013, and total assets at December 31, 2015 and 2014 for each business segment, as well as All Other.

Results for Business Segments and All Other

At and for the Year Ended December 31	Total Corporation (1)			Consumer Banking
(Dollars in millions)	2015	2014	2013	2015	2014	2013
Net interest income (FTE basis)	$39,847	$41,630	$41,578	$20,428	$20,790	$20,548
Noninterest income	44,007	45,115	46,783	11,097	11,038	11,820
Total revenue, net of interest expense (FTE basis)	83,854	86,745	88,361	31,525	31,828	32,368
Provision for credit losses	3,161	2,275	3,556	2,346	2,470	2,957
Noninterest expense	57,734	75,656	69,213	18,716	19,390	20,711
Income before income taxes (FTE basis)	22,959	8,814	15,592	10,463	9,968	8,700
Income tax expense (FTE basis)	7,123	3,294	5,053	3,814	3,717	3,186
Net income	$15,836	$5,520	$10,539	$6,649	$6,251	$5,514
Year-end total assets	$2,144,287	$2,104,539		$645,427	$599,066

	Global Wealth & Investment Management			Global Banking
	2015	2014	2013	2015	2014	2013
Net interest income (FTE basis)	$5,527	$5,830	$5,733	$9,244	$9,752	$9,485
Noninterest income	12,507	12,573	11,735	8,377	8,514	7,744
Total revenue, net of interest expense (FTE basis)	18,034	18,403	17,468	17,621	18,266	17,229
Provision for credit losses	51	14	56	686	325	1,140
Noninterest expense	13,943	13,836	13,219	8,481	8,806	8,149
Income before income taxes (FTE basis)	4,040	4,553	4,193	8,454	9,135	7,940
Income tax expense (FTE basis)	1,473	1,698	1,536	3,114	3,353	2,912
Net income	$2,567	$2,855	$2,657	$5,340	$5,782	$5,028
Year-end total assets	$296,271	$274,954		$386,132	$353,637

	Global Markets			All Other
	2015	2014	2013	2015	2014	2013
Net interest income (FTE basis)	$4,191	$3,851	$4,056	$457	$1,407	$1,756
Noninterest income	10,822	12,279	11,322	1,204	711	4,162
Total revenue, net of interest expense (FTE basis)	15,013	16,130	15,378	1,661	2,118	5,918
Provision for credit losses	99	110	143	(21)	(644)	(740)
Noninterest expense	11,374	11,989	12,222	5,220	21,635	14,912
Income (loss) before income taxes (FTE basis)	3,540	4,031	3,013	(3,538)	(18,873)	(8,254)
Income tax expense (benefit) (FTE basis)	1,117	1,441	2,012	(2,395)	(6,915)	(4,593)
Net income (loss)	$2,423	$2,590	$1,001	$(1,143)	$(11,958)	$(3,661)
Year-end total assets	$548,790	$576,552		$267,667	$300,330

(1)	There were no material intersegment revenues.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated
The table below presents a reconciliation of the four business segments’ total revenue, net of interest expense, on an FTE basis, and net income to the Consolidated Statement of Income, and total assets to the Consolidated Balance Sheet. The adjustments presented in the table below include consolidated income, expense and asset amounts not specifically allocated to individual business segments.

Business Segment Reconciliations

(Dollars in millions)	2015	2014	2013
Segments’ total revenue, net of interest expense (FTE basis)	$82,193	$84,627	$82,443
Adjustments:
ALM activities	(231)	(18)	(646)
Equity investment income	261	1,130	2,901
Liquidating businesses and other	1,631	1,006	3,663
FTE basis adjustment	(889)	(851)	(859)
Consolidated revenue, net of interest expense	$82,965	$85,894	$87,502
Segments’ total net income	$16,979	$17,478	$14,200
Adjustments, net-of-taxes:
ALM activities	(708)	(280)	(934)
Equity investment income	162	706	1,828
Liquidating businesses and other	(597)	(12,384)	(4,555)
Consolidated net income	$15,836	$5,520	$10,539

		December 31
		2015	2014
Segments’ total assets		$1,876,620	$1,804,209
Adjustments:
ALM activities, including securities portfolio		612,364	569,320
Equity investments		4,297	4,871
Liquidating businesses and other		140,013	169,586
Elimination of segment asset allocations to match liabilities		(489,007)	(443,447)
Consolidated total assets		$2,144,287	$2,104,539

Reconciliation of Revenue from Segments to Consolidated
The table below presents a reconciliation of the four business segments’ total revenue, net of interest expense, on an FTE basis, and net income to the Consolidated Statement of Income, and total assets to the Consolidated Balance Sheet. The adjustments presented in the table below include consolidated income, expense and asset amounts not specifically allocated to individual business segments.

Business Segment Reconciliations

(Dollars in millions)	2015	2014	2013
Segments’ total revenue, net of interest expense (FTE basis)	$82,193	$84,627	$82,443
Adjustments:
ALM activities	(231)	(18)	(646)
Equity investment income	261	1,130	2,901
Liquidating businesses and other	1,631	1,006	3,663
FTE basis adjustment	(889)	(851)	(859)
Consolidated revenue, net of interest expense	$82,965	$85,894	$87,502
Segments’ total net income	$16,979	$17,478	$14,200
Adjustments, net-of-taxes:
ALM activities	(708)	(280)	(934)
Equity investment income	162	706	1,828
Liquidating businesses and other	(597)	(12,384)	(4,555)
Consolidated net income	$15,836	$5,520	$10,539

		December 31
		2015	2014
Segments’ total assets		$1,876,620	$1,804,209
Adjustments:
ALM activities, including securities portfolio		612,364	569,320
Equity investments		4,297	4,871
Liquidating businesses and other		140,013	169,586
Elimination of segment asset allocations to match liabilities		(489,007)	(443,447)
Consolidated total assets		$2,144,287	$2,104,539

Reconciliation of Assets from Segment to Consolidated
The table below presents a reconciliation of the four business segments’ total revenue, net of interest expense, on an FTE basis, and net income to the Consolidated Statement of Income, and total assets to the Consolidated Balance Sheet. The adjustments presented in the table below include consolidated income, expense and asset amounts not specifically allocated to individual business segments.

Business Segment Reconciliations

(Dollars in millions)	2015	2014	2013
Segments’ total revenue, net of interest expense (FTE basis)	$82,193	$84,627	$82,443
Adjustments:
ALM activities	(231)	(18)	(646)
Equity investment income	261	1,130	2,901
Liquidating businesses and other	1,631	1,006	3,663
FTE basis adjustment	(889)	(851)	(859)
Consolidated revenue, net of interest expense	$82,965	$85,894	$87,502
Segments’ total net income	$16,979	$17,478	$14,200
Adjustments, net-of-taxes:
ALM activities	(708)	(280)	(934)
Equity investment income	162	706	1,828
Liquidating businesses and other	(597)	(12,384)	(4,555)
Consolidated net income	$15,836	$5,520	$10,539

		December 31
		2015	2014
Segments’ total assets		$1,876,620	$1,804,209
Adjustments:
ALM activities, including securities portfolio		612,364	569,320
Equity investments		4,297	4,871
Liquidating businesses and other		140,013	169,586
Elimination of segment asset allocations to match liabilities		(489,007)	(443,447)
Consolidated total assets		$2,144,287	$2,104,539